Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended		7 Months Ended	12 Months Ended						12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2010	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2011 Predecessor	May 31, 2010 Predecessor	Dec. 31, 2012 Property, Plant and Equipment, Other Types [Member]	Dec. 31, 2012 NISCO [Member] Thailand [Member]	Dec. 31, 2011 NISCO [Member] Thailand [Member]	Dec. 31, 2012 Sujan Barre Thomas [Member] India [Member]	Dec. 31, 2011 Sujan Barre Thomas [Member] India [Member]	Mar. 31, 2011 Nishikawa Standard Company [Member] United States [Member]	Dec. 31, 2012 Nishikawa Standard Company [Member] United States [Member]	Dec. 31, 2011 Nishikawa Standard Company [Member] United States [Member]	Dec. 31, 2012 Guyoung [Member] Korea [Member]	Dec. 31, 2011 Guyoung [Member] Korea [Member]	Dec. 31, 2012 Huayu Cooper Standard Sealing Systems [Member] China [Member]	Dec. 31, 2011 Huayu Cooper Standard Sealing Systems [Member] China [Member]
Percentage of share owned in Joint Venture						20.00%	20.00%					20.00%		50.00%				20.00%		47.50%
Investment in Joint Venture accounted as Equity Method Investment											$ 13,056	$ 11,296	$ 2,944	$ 1,751		$ 17,424	$ 14,601	$ 2,014	$ 2,060	$ 26,815	$ 24,602
Percentage of ownership interest sold															10.00%
Proceeds from sale of ownership interest															16,000
Noncontrolling interest purchase by entity															40.00%
Percentage of ownership in Joint Venture, before transaction															50.00%
Gain loss on sale of stock in Joint Venture																	11,423
Dividend received from joint venture											82					800	4,750			2,519	1,790
Allowance for doubtful accounts				3,727	3,028
Advertising expense	258		426	1,839	1,463
Inventory Reserve				20,987	17,287
Fair value write up of inventory due to adoption of fresh-start accounting									8,136
Inventory fair value adjustment due to acquisition								1,236
Amortization period for molds, dies and other tools										3 years
Amounts capitalized for long-term supply arrangements				2,593	3,116
Reimbursable tooling costs				3,877	3,685
Accounts receivable for customer-owned tooling				116,947	90,345
Accounts receivable for customer-owned tooling not yet invoiced				78,403	55,601
Reimbursable tooling costs receivable period				1 year
Impairment Charges				2,787
Selling, administration and engineering expenses		$ 29,130	$ 39,662	$ 94,171	$ 83,906